UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Aquino
Title:     Chief Financial Officer
Phone:     (212) 313-9727

Signature, Place, and Date of Signing:

     Gerald Aquino     New York, NY     February 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $69,934 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      750   100000 SH                              100000
AMTRUST FINANCIAL SERVICES I   COM              032359309      437    36988 SH                               36988
BURLINGTON NORTHN SANTA FE C   COM              12189T104     2959    30000 SH                               30000
CADIZ INC                      COM NEW          127537207      579    48343 SH                               48343
CELGENE CORP                   COM              151020104     2784    50000 SH                               50000
DIEDRICH COFFEE INC            COM NEW          253675201     1743    50000 SH                               50000
E TRADE FINANCIAL CORP         COM              269246104      440   250000 SH                              250000
ILLUMINA INC                   COM              452327109     1626    53000 SH                               53000
ILLUMINA INC                   NOTE 0.625% 2/1  452327AB5     2924  2000000 PRN                            2000000
KENNEDY-WILSON HLDGS INC       COM              489398107     3638   406515 SH                              406515
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     3713  5000000 PRN                            5000000
LDK SOLAR CO LTD               PUT              50183L957     1753   250000 SH  PUT                         250000
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     1659   171600 SH                              171600
MAIDEN HOLDINGS LTD            SHS              G5753U112     1293   176634 SH                              176634
MANNKIND CORP                  CALL             56400P901     3066   350000 SH  CALL                        350000
MARSHALL EDWARDS INC           COM              572322303        9    13500 SH                               13500
MARVEL ENTERTAINMENT INC       COM              57383T103      914    16900 SH                               16900
MPS GROUP INC                  COM              553409103     1374   100000 SH                              100000
NEWALLIANCE BANCSHARES INC     CALL             650203902     1201   100000 SH  CALL                        100000
PEPSI BOTTLING GROUP INC       COM              713409100     2850    76000 SH                               76000
QUIKSILVER INC                 COM              74838C106       51    25000 SH                               25000
SEQUENOM INC                   COM NEW          817337405     2021   488100 SH                              488100
SPDR TR                        CALL             78462F903    16716   150000 SH  CALL                        150000
SPDR TR                        PUT              78462F953    11144   100000 SH  PUT                         100000
VARIAN INC                     COM              922206107     1289    25000 SH                               25000
XTO ENERGY INC                 COM              98385X106     1629    35000 SH                               35000
YELLOW ROADWAY CORP            NOTE 3.375%11/2  985577AB1      530  1000000 PRN                            1000000
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3      590  1000000 PRN                            1000000
YRC WORLDWIDE INC              PUT              984249952      252   300000 SH  PUT                         300000